INTANGIBLE AND OTHER ASSETS (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Capital projects in development	CAD 596	CAD 2,094
Deferred income tax assets (Note 16)	255	313
Employee post-retirement benefits (Note 22)	193	189
Fair value of derivative contracts (Note 23)	73	133
Other	306	218
Intangible and other assets	CAD 1,423	CAD 2,947